TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET	TRADE ACCOUNTS RECEIVABLE, NET
Trade accounts receivables are stated net of a provision for doubtful accounts and credit loss allowance.

(in thousands of $)	2021	2020	2019
Trade accounts receivable	29,135	22,904	46,229
Provision for doubtful accounts	(253)	(165)	(594)
Allowance for expected credit losses	(44)	(35)	—
Total trade accounts receivable, net	28,838	22,704	45,635

Allowance for credit losses for trade accounts receivable amounted to $44.0 thousand as of December 31, 2021 and $35.0 thousand as of December 31, 2020.

Movements in the provision for doubtful accounts in the three years ended December 31, 2021 are summarized as follows:

(in thousands of $)
Balance as of December 31, 2018	337
Additions charged to income	594
Deductions credited to trade receivables	(337)
Balance as of December 31, 2019	594
Additions charged to income	165
Deductions credited to trade receivables	(594)
Balance as of December 31, 2020	165
Additions charged to income	253
Deductions credited to trade receivables	(165)
Balance as of December 31, 2021	253